Transactions with Related Parties (Tables)	9 Months Ended
Sep. 30, 2021
Related Party Transactions [Abstract]
Schedule of Related Party Transactions	The Fees charged by our Managers comprised the following:

	Nine -month period ended September 30,
	2020	2021
Ship Management Fees	$13,849	$14,636
Supervision Fees	275	275
Commissions	330	1,085